INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Decrease (increase) in inventories of finished goods and work in progress	$ 5,457	$ 16,414
Provision for inventory obsolescence	84,217	107,003
Net increase of inventories	22,786	3,728
Inventory write-down	$ 6,050	$ 2,200	$ 3,614